Jacob Discovery Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 2.1%
IZEA Worldwide, Inc. (a)	119,650	$342,199

Auto Dealers & Gasoline Stations - 2.4%
TrueCar, Inc. (a)	90,000	383,400

Biological Products (No Diagnostic Substances) - 0.9%
Precision BioSciences, Inc. (a)	20,089	146,449

Business Services - 7.7%
comScore, Inc. (a)	44,305	359,757
OptimizeRx Corp. (a)	105,654	575,814
Zhihu, Inc. - ADR (a)	82,366	295,694
		1,231,265

Calculating and Accounting Machines (No Electronic Computers) - 4.0%
Cantaloupe, Inc. (a)	69,325	629,471

Communications Equipment - 6.9%
Powerfleet, Inc. (a)	155,121	1,092,052

Computer Peripheral Equipment - 2.6%
Identiv, Inc. (a)	104,555	416,129

Computer Processing & Data Preparation - 5.9%
DouYu International Holdings Ltd. - ADR	14,000	160,160
HUYA, Inc. - ADR	38,000	122,360
Nextdoor Holdings, Inc. (a)	59,000	143,370
ReposiTrak, Inc. (b)	22,512	517,326
		943,216

Consumer Credit Reporting, Collection Agencies - 1.3%
CreditRiskMonitor.com, Inc. (a)	66,200	208,199

Functions Related to Depository Banking - 3.8%
Usio, Inc. (a)	400,100	604,151

Gold and Silver Ores - 3.1%
Solitario Zinc Corp. (a)	819,300	499,773

Help Supply Services - 4.1%
Hudson Global, Inc. (a)	45,954	660,819

Industrial Organic Chemicals - 2.0%
Codexis, Inc. (a)	68,875	315,447

Medical Laboratories - 4.5%
CareDx, Inc. (a)	16,300	400,002
Celcuity, Inc. (a)	24,209	309,875
		709,877

Metal Mining - 1.5%
Western Copper & Gold Corp. (a)	214,950	238,594

Mining & Quarrying of NonmetallicMineral (No Fuels) - 1.4%
Azimut Exploration, Inc. (a)	462,480	219,216

Miscellaneous Amusement & Recreation - 4.7%
Inspired Entertainment, Inc. (a)	78,336	753,592

Motion Picture & Video Tape Production - 5.1%
Thunderbird Entertainment Group, Inc. (a)	625,135	806,424

Patent Owners & Lessors - 1.1%
Immersion Corp.	19,182	171,487

Personal Services - 1.8%
WM Technology, Inc. (a)	241,788	287,728

Pharmaceutical Preparations - 15.9%
Arcturus Therapeutics Holdings, Inc. (a)	5,370	98,486
Cartesian Therapeutics, Inc. (a)(b)	7,000	131,810
DiaMedica Therapeutics, Inc. (a)	114,730	648,798
Esperion Therapeutics, Inc. (a)(b)	175,000	490,000
Harrow, Inc. (a)	18,047	756,350
Heron Therapeutics, Inc. (a)(b)	112,960	134,422
Ideaya Biosciences, Inc. (a)	4,835	132,286
SCYNEXIS, Inc. (a)	100,000	137,000
		2,529,152

Real Estate - 2.8%
Porch Group, Inc. (a)	120,550	441,213

Semiconductors & Related Devices - 2.5%
Atomera, Inc. (a)(b)	63,300	391,194

State Commercial Banks - 5.5%
BM Technologies, Inc. (a)(b)	183,000	873,825

Surgical & Medical Instruments & Apparatus - 6.0%
Alphatec Holdings, Inc. (a)	40,200	421,296
Cerus Corp. (a)	55,000	101,750
Tela Bio, Inc. (a)	139,775	438,893
		961,939
TOTAL COMMON STOCKS (Cost $19,375,382)		15,856,811

PREFERRED STOCKS - 0.1%	Shares	Value
Advertising Agencies - 0.1%
SRAX INC-PFD 0.00%,	368,541	10,061
TOTAL PREFERRED STOCKS (Cost $18,017)		10,061

MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.56% (c)	61,430	61,430
TOTAL MONEY MARKET FUNDS (Cost $61,430)		61,430

COLLATERAL FOR SECURITIES ON LOAN – 11.8%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)(d)	1,877,888	1,877,888
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $1,877,888)		1,877,888

TOTAL INVESTMENTS - 111.9% (Cost $21,332,717)		17,806,190
Liabilities in Excess of Other Assets - (11.9)%		(1,887,224)
TOTAL NET ASSETS - 100.0%		$15,918,966
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $1,866,900 which represented 11.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $1,877,888 which represented 11.8% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Jacob Discovery Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,429,396	$427,415	$–	$15,856,811
Preferred Stocks	–	–	10,061	10,061
Money Market Funds	61,430	–	–	61,430
Collateral for Securities on Loan	1,877,888	–	–	1,877,888
Total Investments	$17,368,714	$427,415	$10,061	$17,806,190

Refer to the Schedule of Investments for further disaggregation of investment categories.